INVENTORIES	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES

8. INVENTORIES

As of June 30, 2022 and December 31, 2021, inventories consist of:

	June 30, 2022	December 31, 2021
	(Unaudited)
Raw materials	$3,575	$3,767
Finished goods	1,245,739	559,659
Cost of projects	695,814	82,898
Inventories, gross	$1,945,128	$646,324
Allowance for slow-moving or obsolete inventories	(198,805)	(103,940)
Inventories, net	$1,746,323	$542,384

For the six months ended June 30, 2022 and 2021, impairments for obsolete inventories were approximately $104,000 and $49,000, respectively. Impairment charges on inventories are included with administrative expenses.

Included in the balance as of June 30, 2022, there was inventory of high-end storage server and computer hardware.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS